Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CompensationPlan	Dec. 31, 2011	Dec. 31, 2010	Aug. 07, 2012 Common Class A [Member]	Dec. 31, 2012 Hero Group [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of interest in Joint venture					50.00%
Assets held for sale		$ 3,897,000
Number of defined benefit pension plans	4
Stock reserved for issuance				20
Credit terms to customers	10 days
Advertising expense	172,600,000	138,900,000	142,700,000
Prepaid advertising	1,300,000	1,700,000
Shipping and handling cost	214,100,000	171,900,000	143,300,000
Accrued liabilities related to retained risk based on claims	1,900,000	3,000,000
Research and development expense	12,300,000	11,100,000	15,400,000
Tax provision for accumulated foreign earnings	0
Accumulated foreign earnings	$ 96,700,000